UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2008
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      802 West Broadway
              Jackson, Wyoming  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi                Jackson, Wyoming              May 15, 2008
-----------------                ----------------              ------------
  [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 1
                                                 ---------

Form 13F Information Table Entry Total:             18
                                                 ---------

Form 13F Information Table Value Total:           $221,803
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC


                                                                                                       Invest-
                                                               Market                                    ment
                                  Title of                     Value        Sh or   Sh or  Put/ Discre-  Other      Voting Authority
Description                        Class          Cusip       (*1000)      Prn Amt   Prn   Call  tion   Managers   Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                         COM          037411105      2,416        20,000             DEFINED     1        20,000
BJ SERVICES CO                      COM          055482103      5,052       177,200             DEFINED     1       177,200
CAMERON INTERNATIONAL CORPORATION   NOTE
                                    2.500% 6/1   13342B105     19,451       467,112             DEFINED     1       467,112
DIAMOND OFFSHORE DRILLING INC       COM          25271C102     12,929       111,070             DEFINED     1       111,070
ENSCO INTERNATIONAL INC             COM          26874Q100      8,826       140,948             DEFINED     1       140,948
HALLIBURTON                         COM          406216101     19,353       492,064             DEFINED     1       492,064
HELIX ENERGY SOLUTIONS GROUP INC    COM          42330P107      8,663       275,019             DEFINED     1       275,019
HELMERICH & PAYNE INC               COM          423452101      4,846       103,400             DEFINED     1       103,400
NATIONAL OILWELL VHRCO INC          COM          637071101     16,263       278,570             DEFINED     1       278,570
SCHLUMBERGER LTD                    COM          806857108     20,774       238,781             DEFINED     1       238,781
SMITH INTL INC                      COM          832110100      5,463        85,056             DEFINED     1        85,056
SOUTHWESTERN ENERGY CO              COM          845467109     12,436       369,126             DEFINED     1       369,126
ULTRA PETROLEUM CORP                COM          903914109     10,230       131,997             DEFINED     1       131,997
XTO ENERGY INC                      COM          98385X106      2,555         41,300            DEFINED     1        41,300
NABORS INDUSTRIES LTD               COM          G6359F103      4,745       140,500             DEFINED     1       140,500
NOBLE DRILLING CORP                 SHS          G65422100     16,596       334,116             DEFINED     1       334,116
TRANSOCEAN INC. NEW                 SHS          G90073100     30,187       223,274             DEFINED     1       223,274
WEATHERFORD INTERNATIONAL LT        SHS          G95089101     21,021       290,059             DEFINED     1       290,059
                                                              221,803